DEBT (Tables)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Schedule of Debt

(In thousands)	Maturity Date	As of June 30, 2025	As of December 31, 2024
2022 Term Loan	July 2026	$—	$153,125
TCW Term Loans	March 2030	174,563	—
Note Payable	May 2025	—	830
2022 Revolving Credit Facility	July 2026	—	15,000
TCW Revolving Commitments	March 2030	15,000	—
Unamortized debt issuance costs		(10,577)	(2,339)
Net carrying amount		$178,986	$166,616
Less: Current portion of long-term debt		(15,812)	(29,479)
Total long-term portion		$163,174	$137,137